Website and Software Development Costs, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Amortization expense	$ 11.2	$ 10.6
Capitalized website and software development costs	$ 0.0	$ 0.2